Income Tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Income Taxes [Line Items]
Estimated average income tax rate			13.90%	17.70%
Income tax expense	$ 9,388	$ 2,286	$ 22,838	$ 19,460